Financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial instruments [Line Items]
Current financial liabilities at fair value through profit or loss	$ 0	$ 24
Foreign exchange forward [member]
Disclosure of financial instruments [Line Items]
Current financial liabilities at fair value through profit or loss	$ 0	$ 24